INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2018
Investment property [abstract]
Schedule of roll forward of investment property balances
The following table presents a roll forward of investment property balances for the years ended December 31, 2018 and 2017:

	Year ended Dec. 31, 2018			Year ended Dec. 31, 2017
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of year	$48,780	$2,577	$51,357	$45,699	$3,085	$48,784
Changes resulting from:
Property acquisitions(1)	31,783	1,658	33,441	5,545	107	5,652
Capital expenditures	1,098	1,185	2,283	905	990	1,895
Property dispositions(2)	(4,115)	(451)	(4,566)	(1,240)	(675)	(1,915)
Fair value gains, net	784	462	1,246	347	202	549
Foreign currency translation	(1,387)	(121)	(1,508)	1,121	159	1,280
Transfers between commercial properties and commercial developments	1,123	(1,123)	—	1,038	(1,038)	—
Reclassifications of assets held for sale and other changes(3)	(2,052)	(5)	(2,057)	(4,635)	(253)	(4,888)
Balance, end of year	$76,014	$4,182	$80,196	$48,780	$2,577	$51,357

(1)
Includes the commercial properties and developments acquired through business combinations. See Note 4, Acquisition of GGP Inc., and Note 5, Acquisitions and Business Combinations, for further information.

(2)	Property dispositions represent the carrying value on date of sale.

(3)
The partnership’s interest in a portfolio of self storage assets across the U.S. was reclassified to assets held for sale in the second quarter of 2018 and sold in the third quarter of 2018. The partnership’s interest in Queens Quay Terminal in Toronto and Jeans Edwards Tower in Ottawa were reclassified to assets held for sale in the second quarter of 2018 and sold in the fourth quarter of 2018. The partnership’s interest in 20 Canada Square in London was reclassified to assets held for sale in the second quarter of 2017 and sold in the third quarter of 2017. In the third quarter of 2017, the partnership’s industrial portfolio in Europe was reclassified to assets held for sale and sold in the fourth quarter of 2017. In the fourth quarter of 2017, the partnership sold 49% of its interest in One Liberty Plaza and reclassified the remaining 51% interest to equity accounted investments. The partnership also reclassified 50% of its interest in Bay Adelaide Centre in Toronto to assets held for sale in the fourth quarter of 2017. This also includes the reclassification of our Brazil Retail investment from commercial properties to equity accounted investments as a result of the partnership entering into an amended management agreement with its co-investors in the second quarter of 2017 which resulted in the loss of control over the venture.

Schedule of key valuation metrics for investment properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2018			Dec. 31, 2017
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	6.9%	5.6%	12	7.0%	5.8%	13
Canada	Discounted cash flow	6.0%	5.4%	10	6.1%	5.5%	10
Australia	Discounted cash flow	7.0%	6.2%	10	7.0%	6.1%	10
Brazil	Discounted cash flow	9.6%	7.7%	6	9.7%	7.6%	7
Core Retail(1)	Discounted cash flow	7.1%	6.0%	12	—%	—%	—
LP Investments Office(2)	Discounted cash flow	10.2%	7.0%	6	10.2%	7.5%	7
LP Investments Retail	Discounted cash flow	8.9%	7.8%	9	9.0%	8.0%	10
Logistics	Discounted cash flow	9.3%	8.3%	10	6.8%	6.2%	10
Mixed-use(2)	Discounted cash flow	7.8%	5.4%	10	8.4%	5.3%	10
Multifamily(3)	Direct capitalization	4.8%	n/a	n/a	4.8%	n/a	n/a
Triple Net Lease(3)	Direct capitalization	6.3%	n/a	n/a	6.4%	n/a	n/a
Self-storage(3)	Direct capitalization	5.7%	n/a	n/a	5.8%	n/a	n/a
Student Housing(3)	Direct capitalization	5.6%	n/a	n/a	5.8%	n/a	n/a
Manufactured Housing(3)	Direct capitalization	5.4%	n/a	n/a	5.8%	n/a	n/a

(1)
The partnership obtained control of GGP during the third quarter of 2018 following the acquisition of the common shares not held by the partnership. Subsequent to this transaction, the partnership is consolidating the financial results of GGP. Please see Note 4, Acquisition of GGP Inc., for further information.

(2)
In the third quarter of 2018, the valuation metrics for International Finance Center Seoul (“IFC”) are reported under the mixed-use sector. The valuation metrics for LP Investments-Office have been updated for both periods presented.

(3)
The valuation method used to value multifamily, triple net lease, self-storage, student housing, and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Participating loan interests	Discounted cash flow model	(a) Discount rate (b) Terminal capitalization rate	(a) Decreases (increases) in the discount rate would increase (decrease) fair value (b) Increases (decreases) in the terminal capitalization rate would (decrease) increase fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Schedule of investment properties measured at fair value
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i) above.

	Dec. 31, 2018				Dec. 31, 2017
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$14,415	$822	$—	$—	$14,259	$568
Canada	—	—	4,127	118	—	—	4,493	104
Australia	—	—	2,342	49	—	—	2,472	8
Europe	—	—	137	1,194	—	—	120	920
Brazil	—	—	329	—	—	—	327	—
Core Retail (1)	—	—	17,224	383	—	—	—	—
LP Investments
LP Investments Office(2)	—	—	7,861	577	—	—	6,044	231
LP Investments Retail	—	—	3,408	6	—	—	3,406	6
Logistics	—	—	183	—	—	—	1,409	533
Multifamily	—	—	4,151	—	—	—	3,925	—
Triple Net Lease	—	—	5,067	—	—	—	4,804	—
Self-storage	—	—	847	84	—	—	1,796	58
Student Housing	—	—	2,031	386	—	—	1,204	149
Manufactured Housing	—	—	2,369	—	—	—	2,206	—
Mixed-Use (2)	—	—	11,523	563	—	—	2,315	—
Total	$—	$—	$76,014	$4,182	$—	$—	$48,780	$2,577

(1)
The partnership obtained control of GGP during the third quarter of 2018 following the acquisition of the common shares not previously held by the partnership. Subsequent to this transaction, the partnership is consolidating the financial results of GGP. Please see Note 4, Acquisition of GGP Inc., for further information.

(2)
During the third quarter of 2018, the commercial properties for IFC are reported under the mixed-use sector. The valuation metrics for LP Investments- Office have been updated for both periods presented.

The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for December 31, 2018, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Dec. 31, 2018
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$837
Canada	329
Australia	181
Brazil	10
Core Retail	612
LP Investments
LP Investments Office	398
LP Investments Retail	143
Logistics	8
Mixed-use	140
Multifamily	207
Triple Net Lease	176
Self-storage	30
Student Housing	82
Manufactured Housing	104
Total	$3,257
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2018				Dec. 31, 2017
	Under IFRS 9				Under IAS 39
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests	—	—	268	268	$—	$—	$209	$209
Securities designated as FVTPL	—	—	239	239	—	—	174	174
Securities designated as FVTOCI	—	—	260	260	—	—	150	150
Derivative assets	—	247	—	247	—	85	—	85
Total financial assets	—	247	767	1,014	$—	$85	$533	$618

Financial liabilities
Capital securities - fund subsidiaries	—	—	813	813	$—	$—	$813	$813
Derivative liabilities	—	340	—	340	—	559	—	559
Loan payable	—	—	24	24	—	—	23	23
Total financial liabilities	—	340	837	1,177	$—	$559	$836	$1,395
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2018 and 2017:

	Dec. 31, 2018		Dec. 31, 2017
	Under IFRS 9		Under IAS 39
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	835	836	$1,605	$821
Additions	201	—	144	49
Dispositions/ Warrant exercise(1)	(7)	(2)	(986)	(4)
Fair value gains, net and OCI	(14)	4	(216)	(30)
Other	(248)	—	(14)	—
Balance, end of year	767	838	$533	$836

(1)	In the fourth quarter of 2017, the partnership exercised all of its outstanding warrants of GGP. See Note 8, Equity Accounted Investments, for more information.